Leases (Details) - Schedule of balance sheet information related to leases consists	Jun. 30, 2022 USD ($)
Assets
Operating lease – ROU assets	$ 747,426
Liabilities
Operating lease liabilities	410,987
Operating lease liabilities	360,268
Total lease liabilities	$ 771,255
Weighted average remaining term (years)
Operating leases	1 year 9 months
Weighted average discount rate
Operating leases	5.00%